Drinker Biddle & Reath LLP

One Logan Square, Suite 2000

Philadelphia, PA 19103

(215) 988-2700 (Phone)

(215) 988-2757 (Facsimile)

www.drinkerbiddle.com

May 16, 2011

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Northern Funds

(File Nos. 33-73404 and 811-08236)

Ladies and Gentlemen:

On behalf of Northern Funds (the “Trust”), transmitted herewith for filing under the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, is Post-Effective Amendment No. 76 to the Trust’s Registration Statement on Form N-1A (the “Current Amendment”). The Current Amendment is being filed pursuant to paragraph (a)(1) of Rule 485 under the Securities Act to register shares of the Global Tactical Asset Allocation Fund (the “Fund”).

We are requesting selective review of the Amendment, pursuant to Release No. 33-6510, on the basis that the Fund is being created as a shell fund into which the Northern Institutional Global Tactical Asset Allocation Portfolio (“Predecessor Fund”) will merge. You recently reviewed the prospectus and statement of additional information for the Predecessor Fund, as part of the Northern Institutional Funds annual update. The Fund has the same investment objective, strategies and policies as the Predecessor Fund. The principal disclosure difference unique to the Fund arises from the fact that it will be offered to retail investors through one share class rather than institutional investors through three share classes, and is contained in the following sections:

•

The “PURCHASE AND SALE OF FUND SHARES” section in the summary section, and “PURCHASING AND SELLING SHARES” and “ACCOUNT POLICIES AND OTHER INFORMATION” sections in the post Item 8 disclosure of the prospectus have been revised to reflect purchase and redemption minimums and account policies applicable to the Fund, which will be offered to retail investors.

•	The “TRANSFER AGENCY AGREEMENT,” “SERVICE ORGANIZATIONS,” “AUTOMATIC INVESTMENT PLAN,” “DIRECTED

REINVESTMENTS,” “REDEMPTIONS AND EXCHANGES” and “RETIREMENT PLANS” sections in the statement of additional information have been revised to reflect the single class structure and retail investor base of the Fund.

•	The independent registered public accounting firm for the Fund is Deloitte & Touche LLP.

The disclosure contained in the sections highlighted above is based on the Northern Funds equity fund prospectus and statement of additional information, which was reviewed by you at the end of May and July of 2010. Otherwise, there are no other material changes to the prospectus or statement of additional information.

As requested in the staff’s generic comment letter dated February 25, 1994, we note for your information that shares of the Trust are marketed in part through banks.

Questions and comments concerning the Amendment may be directed to the undersigned at (215) 988-1137.

Very truly yours,

/s/ Mary Jo Reilly
Mary Jo Reilly

Enclosures

cc:	Craig Carberry, Esq.